Expense Example - FidelityDisciplinedEquityFund-KPRO - FidelityDisciplinedEquityFund-KPRO - Fidelity Disciplined Equity Fund - Fidelity Disciplined Equity Fund - Class K	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555